Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth the compensation for our CEO and the average compensation for our other Named Executive Officers (“Other NEOs”) for 2021 and 2022 (each, a “Covered Year”), both as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. “Compensation actually paid” does not reflect amounts actually realized by our CEO and Other NEOs, and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals. The Compensation Committee did not consider “compensation actually paid”, as defined by the SEC, when making its executive compensation decisions for the Covered Years. Please see the Compensation Discussion and Analysis section in this proxy statement for a discussion of the Compensation Committee’s philosophy, objectives, and practices when making executive compensation decisions.
The table below also provides information for each Covered Year on our cumulative total shareholder return (“TSR”) and the cumulative TSR of our peer group (with each such TSR determined for the period commencing on our initial public offering registration date on March 22, 2021 (the “IPO Registration Date”)), our net (loss) income and our Adjusted EBITDA. We selected Adjusted EBITDA as our “most important financial performance measure” used to link “compensation actually paid” to our CEO and Other NEOs to our performance for 2022, because (i) we use this measure to assess our operating performance and the operating leverage in our business and (ii) our annual performance-based bonuses for our CEO and Other NEOs for 2022 were paid out at 90% of the target level based on achieving Adjusted EBITDA loss of no more than $60 million. We define Adjusted EBITDA as net income (loss), adjusted to exclude: depreciation and amortization; stock-based compensation expense; interest (income) expense; other (income) expense, net; provision for income taxes; and other one-time,
non-recurring
items, when applicable. We used Adjusted EBITDA as the key performance metric for our 202
2
 annual performance-based bonuses; please see the section of our Compensation
Discussion an
d Analysis entitled “2022 Executive
Compensatio
n Program—Annual Performance-Based Bonus Program”.

					Value of Initial Fixed $100 Investment Based on:

Fiscal Year (1)	SCT Total for CEO ($)	Compensation Actually Paid to CEO ($) (2)(3)	SCT Average Total for Other NEOs ($) (4)(5)	Average Compensation Actually Paid to Other NEOs ($)(3)(5)	ACV Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)	Net (loss) Income ($) (7)	Adjusted EBITDA ($) (8)

2022	3,290,813	(3,177,416)	1,890,377	(2,353,235)	$26	$76	(102.2)M	(56.4)M

2021	16,988,089	15,877,491	6,682,921	7,613,487	$60	$126	(78.2)M	(44.1)M
1.	We have not included information for fiscal year 2020 because we were not a public company until 2021.
2.
The following table shows for each Covered Year the adjustments made to the total compensation
shown for our CEO, George Chamoun, on the SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine CEO Compensation Actually Paid	2022	2021

SCT total amount	3,290,813	16,988,089

Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(2,174,460)	(16,164,094)

Plus Year-end Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	1,649,323	12,240,009

Plus Fair Value on Vesting of Stock Awards Granted during Covered Year that Vest during Covered Year	274,825	1,980,144

Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Stock Awards and Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(4,932,947)	—

Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Awards and Option Awards Granted Prior to Covered Year that Vested during Covered Year	(1,284,970)	833,343

TOTAL ADJUSTMENTS:	(6,468,229)	15,053,496

TOTAL COMPENSATION ACTUALLY PAID:	(3,177,416)	15,877,491
3.
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and RSUs in accordance with ASC Topic 718 as of the end of the relevant fiscal year, other than the fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in Note 13—Stock-based Compensation in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022.

4.	The Other NEOs for 2021 were Vikas Mehta and Michael Waterman. The Other NEOs for 2022 were William Zerella, Vikas Mehta, Leanne Fitzgerald and Michael Waterman.
5.
The following table shows for each Covered Year presented the adjustments made to the average of the total compensation shown for the Other NEOs on the SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine Average Other NEO Compensation Actually Paid	2022	2021

SCT total amount	1,890,377	6,682,921

Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(1,204,409)	(6,061,530)

Plus Year-end Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	985,378	4,589,999

Plus Fair Value on Vesting of Stock Awards Granted during Covered Year that Vest during Covered Year	92,373	742,552

Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Stock Awards and Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(2,550,582)	509,249

Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Awards and Option Awards Granted Prior to Covered Year that Vested during Covered Year	(1,566,372)	1,150,296

TOTAL ADJUSTMENTS:	(4,243,612)	930,566

TOTAL AVERAGE COMPENSATION ACTUALLY PAID:	(2,353,235)	7,613,487
5.
TSR shown in this table utilizes the
Nasdaq-100
Technology Sector Index, which is the index included in the stock performance graph required by Item 201(e) of Regulation
S-K
in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022. The comparison assumes $100 was invested in our Class A Common Stock and in the
Nasdaq-100
Technology Sector Index for the period commencing on our IPO Registration Date and ending on December 31 of each Covered Year. All dollar values assume reinvestment of the pre-tax
value of any dividends paid by companies included in the
Nasdaq-100
Technology Sector Index The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

6.
Reflects “Net (loss) income” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form
10-K
for each of the Covered Years. For the avoidance of doubt, “Net (loss) income” is a GAAP measure.

7.
Reflects “Adjusted EBITDA” for each Covered Year as set forth in our Management’s Discussion and Analysis of Financial Condition and Results of Operations included in our Annual Report on Form
10-K
for each of the Covered Years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The Other NEOs for 2021 were Vikas Mehta and Michael Waterman. The Other NEOs for 2022 were William Zerella, Vikas Mehta, Leanne Fitzgerald and Michael Waterman.
Peer Group Issuers, Footnote [Text Block]	TSR shown in this table utilizes the
Nasdaq-100
Technology Sector Index, which is the index included in the stock performance graph required by Item 201(e) of Regulation
S-K
in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022. The comparison assumes $100 was invested in our Class A Common Stock and in the
Nasdaq-100
Technology Sector Index for the period commencing on our IPO Registration Date and ending on December 31 of each Covered Year. All dollar values assume reinvestment of the pre-tax
value of any dividends paid by companies included in the
Nasdaq-100
	Technology Sector Index The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.
PEO Total Compensation Amount	$ 3,290,813	$ 16,988,089
PEO Actually Paid Compensation Amount	$ (3,177,416)	15,877,491
Adjustment To PEO Compensation, Footnote [Text Block]
2.
The following table shows for each Covered Year the adjustments made to the total compensation
shown for our CEO, George Chamoun, on the SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine CEO Compensation Actually Paid	2022	2021

SCT total amount	3,290,813	16,988,089

Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(2,174,460)	(16,164,094)

Plus Year-end Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	1,649,323	12,240,009

Plus Fair Value on Vesting of Stock Awards Granted during Covered Year that Vest during Covered Year	274,825	1,980,144

Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Stock Awards and Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(4,932,947)	—

Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Awards and Option Awards Granted Prior to Covered Year that Vested during Covered Year	(1,284,970)	833,343

TOTAL ADJUSTMENTS:	(6,468,229)	15,053,496

TOTAL COMPENSATION ACTUALLY PAID:	(3,177,416)	15,877,491

Non-PEO NEO Average Total Compensation Amount	$ 1,890,377	6,682,921
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,353,235)	7,613,487
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
5.
The following table shows for each Covered Year presented the adjustments made to the average of the total compensation shown for the Other NEOs on the SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine Average Other NEO Compensation Actually Paid	2022	2021

SCT total amount	1,890,377	6,682,921

Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(1,204,409)	(6,061,530)

Plus Year-end Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	985,378	4,589,999

Plus Fair Value on Vesting of Stock Awards Granted during Covered Year that Vest during Covered Year	92,373	742,552

Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Stock Awards and Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(2,550,582)	509,249

Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Awards and Option Awards Granted Prior to Covered Year that Vested during Covered Year	(1,566,372)	1,150,296

TOTAL ADJUSTMENTS:	(4,243,612)	930,566

TOTAL AVERAGE COMPENSATION ACTUALLY PAID:	(2,353,235)	7,613,487

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Set forth below are charts illustrating the relationship between (a) the “compensation actually paid” to our CEO and (b) the average “compensation actually paid” to our Other NEOs during each Covered Year and each of:

•	ACV’s cumulative TSR for each Covered Year (commencing with the IPO Registration Date);

Compensation Actually Paid vs. Net Income [Text Block]
•	ACV’s Net (loss) income for each Covered Year; and

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•	ACV’s Adjusted EBITDA each Covered Year.

Total Shareholder Return Vs Peer Group [Text Block]	In addition, the graph below illustrates the TSR on a fixed $100 investment made as of the IPO Registration Date in shares of our Class A Common Stock and in the Nasdaq-100 Technology Sector Index.
Tabular List [Table Text Block]
Most Important Performance Measures for FYE 2022
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking “compensation actually paid” to our CEO and Other NEOs for the fiscal year ended December 31, 2022 to performance. Only two financial measures are linked to compensation under the Performance Bonus Plan. These performance metrics are the most pertinent to our business model in the dealer wholesale market, which has been susceptible to the volatile environment of the past year, because of the reduction in the total addressable market, even though we were able to grow our market share. We have seen shareholders place value on progress being made in EBITDA, and have aligned our compensation accordingly.

Performance Measure	What it Measures

Adjusted EBITDA ($)
Our net income (loss), adjusted to exclude: depreciation and amortization, stock-based compensation expense, interest (income) expense, other (income)

expense, net, provision for income taxes, and other
one-time,
non-recurring
items, when applicable

Revenue ($)	Our revenue (determined on a consolidated basis) reported in our audited financial statements

Total Shareholder Return Amount	$ 26	60
Peer Group Total Shareholder Return Amount	76	126
Net Income (Loss)	$ (102,200,000)	$ (78,200,000)
Company Selected Measure Amount	(56,400,000)	(44,100,000)
PEO Name	George Chamoun
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Reflects “Net (loss) income” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form
10-K
	for each of the Covered Years. For the avoidance of doubt, “Net (loss) income” is a GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Amounts Reported under Stock Awards Column in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,174,460)	$ (16,164,094)
PEO [Member] | Plus Yearend Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,649,323	12,240,009
PEO [Member] | Plus Fair Value on Vesting of Stock Awards Granted during Covered Year that Vest during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	274,825	1,980,144
PEO [Member] | Change (positive or negative) in Fair Value from Prior Yearend to Covered Yearend of Stock Awards and Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,932,947)	0
PEO [Member] | Change (positive or negative) in Fair Value from Prior Yearend to Vesting Date of Stock Awards and Option Awards Granted Prior to Covered Year that Vested during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,284,970)	833,343
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,468,229)	15,053,496
Non-PEO NEO [Member] | Amounts Reported under Stock Awards Column in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,204,409)	(6,061,530)
Non-PEO NEO [Member] | Plus Yearend Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	985,378	4,589,999
Non-PEO NEO [Member] | Plus Fair Value on Vesting of Stock Awards Granted during Covered Year that Vest during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	92,373	742,552
Non-PEO NEO [Member] | Change (positive or negative) in Fair Value from Prior Yearend to Covered Yearend of Stock Awards and Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,550,582)	509,249
Non-PEO NEO [Member] | Change (positive or negative) in Fair Value from Prior Yearend to Vesting Date of Stock Awards and Option Awards Granted Prior to Covered Year that Vested during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,566,372)	1,150,296
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,243,612)	$ 930,566